Accounting Policies (Details) - Schedule of Useful Life of the Assets at Annual Rates	12 Months Ended
Dec. 31, 2023
Computers, software, and peripheral equipment [Member] | Bottom of range [member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	20.00%
Computers, software, and peripheral equipment [Member] | Top of range [member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	33.00%
Office furniture and equipment [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates, description	6 – 33 (mainly 7)
Motor vehicles [member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates, description	13 – 15 (mainly 15)